Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of future amortization expense of intangible assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of future amortization expense of intangible assets [Abstract]
2021	$ 593,476	$ 1,185,868
2022	1,093,618	1,092,535
2023		1,041,546
2024		817,959
2025		327,063
Thereafter		62,505
Total	$ 3,941,547	$ 4,527,476	$ 5,593,612	$ 3,310,184